Item 1. Schedule of Investments:
--------------------------------
Putnam Utilities Growth and Income Fund

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

[LOGO OMITTED: scales]



Putnam Utilities Growth and Income Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
July 31, 2004 (Unaudited)

Common stocks (90.5%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Electric Utilities (54.8%)
-----------------------------------------------------------------------------------------------------------
        177,700  Alliant Energy Corp.                                                            $4,604,207
        181,620  Ameren Corp.                                                                     8,116,598
        216,637  American Electric Power Co., Inc. (S)                                            6,739,577
        180,800  CMS Energy Corp. (NON)                                                           1,632,624
        162,000  Consolidated Edison, Inc. (S)                                                    6,637,140
        400,297  Dominion Resources, Inc.                                                        25,402,848
        144,139  DTE Energy Co. (S)                                                               5,790,064
        720,135  Edison International                                                            19,299,618
         12,086  Electrabel SA (Belgium)                                                          3,820,918
        650,403  Electricidade de Portugal SA (Portugal)                                          1,738,305
        132,147  Energy East Corp. (S)                                                            3,219,101
        444,187  Entergy Corp.                                                                   25,540,753
        778,902  Exelon Corp.                                                                    27,183,680
        237,378  FirstEnergy Corp.                                                                9,281,480
        262,754  FPL Group, Inc. (S)                                                             17,691,227
         84,300  Great Plains Energy, Inc.                                                        2,418,567
         47,400  Hawaiian Electric Industries, Inc. (S)                                           1,210,122
         82,193  Iberdrola SA (Spain)                                                             1,682,187
         95,730  Korea Electric Power Corp. (South Korea)                                         1,609,148
        101,333  Northeast Utilities (S)                                                          1,894,927
         21,600  NSTAR                                                                            1,010,880
        910,404  PG&E Corp. (NON)                                                                25,982,930
        192,005  Pinnacle West Capital Corp. (S)                                                  7,776,203
         47,547  PNM Resources, Inc.                                                                990,879
        257,700  PPL Corp.                                                                       11,944,395
        218,113  Progress Energy, Inc. (S)                                                        9,191,282
        114,907  Public Service Enterprise Group, Inc. (S)                                        4,481,373
         90,797  Puget Energy, Inc.                                                               1,961,215
        138,900  SCANA Corp. (S)                                                                  5,086,518
      1,772,881  Sierra Pacific Resources (NON) (S)                                              14,573,082
        321,921  Southern Co. (The) (S)                                                           9,425,847
        165,043  Teco Energy, Inc. (S)                                                            2,129,055
         50,184  Westar Energy, Inc.                                                              1,012,211
        188,000  Wisconsin Energy Corp.                                                           6,044,200
         29,700  WPS Resources Corp.                                                              1,362,933
        313,845  XCEL Energy, Inc. (S)                                                            5,366,750
                                                                                              -------------
                                                                                                283,852,844

Natural Gas Utilities (6.5%)
-----------------------------------------------------------------------------------------------------------
        612,980  Dynegy, Inc. Class A (NON) (S)                                                   2,574,516
         36,400  Energen Corp.                                                                    1,723,540
        117,097  Equitable Resources, Inc.                                                        6,004,734
             39  KeySpan Corp.                                                                        1,404
        179,250  MDU Resources Group, Inc.                                                        4,382,663
         49,344  National Fuel Gas Co.                                                            1,260,246
        205,690  NiSource, Inc.                                                                   4,257,783
         59,235  ONEOK, Inc. (S)                                                                  1,243,935
         70,600  Questar Corp.                                                                    2,893,188
        136,700  Sempra Energy                                                                    4,887,025
        113,162  Southern Union Co. (NON) (S)                                                     2,253,055
         97,218  Vectren Corp. (S)                                                                2,406,146
                                                                                              -------------
                                                                                                 33,888,235

Oil & Gas (0.3%)
-----------------------------------------------------------------------------------------------------------
         38,100  Enbridge, Inc. (Canada) (S)                                                      1,441,704

Power Producers (0.5%)
-----------------------------------------------------------------------------------------------------------
        920,070  International Power PLC (United Kingdom)
                 (NON)                                                                            2,454,939

Regional Bells (7.1%)
-----------------------------------------------------------------------------------------------------------
        256,144  BellSouth Corp.                                                                  6,938,941
        485,100  SBC Communications, Inc. (SEG)                                                  12,292,434
        457,836  Verizon Communications, Inc.                                                    17,644,999
                                                                                              -------------
                                                                                                 36,876,374

Telecommunications (20.4%)
-----------------------------------------------------------------------------------------------------------
         42,000  ALLTEL Corp.                                                                     2,184,000
        117,935  AT&T Wireless Services, Inc. (NON)                                               1,702,981
         75,767  CenturyTel, Inc.                                                                 2,348,019
      5,022,000  China Telecom Corp., Ltd. (China)                                                1,674,086
        509,762  Deutsche Telekom AG (Germany) (NON)                                              8,530,464
        248,832  France Telecom SA (France) (NON)                                                 6,165,127
        251,250  Koninklijke (Royal) KPN NV (Netherlands)                                         1,857,226
         87,380  KT Corp. ADR (South Korea) (S)                                                   1,554,490
        549,664  mmO2 PLC (United Kingdom) (NON)                                                    894,462
        168,700  Nextel Communications, Inc. Class A (NON)                                        3,839,612
          1,247  Nippon Telegraph and Telephone Corp.
                 (NTT) (Japan)                                                                    6,209,825
          1,796  NTT DoCoMo, Inc. (Japan)                                                         3,126,281
        140,752  Portugal Telecom SGPS SA ADR (Portugal)                                          1,441,300
         89,070  SK Telecom Co., Ltd. ADR (South Korea) (S)                                       1,572,976
        278,600  Sprint Corp. (FON Group) (S)                                                     5,204,248
         29,100  TDC A/S 144A (Denmark)                                                             947,192
         61,400  Tele Norte Leste Participacoes SA ADR
                 (Brazil)                                                                           801,884
        650,493  Telecom Corp. of New Zealand, Ltd. (New
                 Zealand)                                                                         2,521,974
        634,063  Telecom Italia Mobile SpA (Italy)                                                3,374,000
      3,069,513  Telecom Italia SpA (Italy)                                                       9,109,128
        644,448  Telefonica SA (Spain)                                                            9,395,555
          9,486  Telefonos de Mexico SA de CV (Telmex)
                 ADR Class L (Mexico)                                                               292,928
         48,400  Telenor ASA (Norway)                                                               329,929
        270,737  Telus Corp. (Canada)                                                             4,665,772
     12,054,011  Vodafone Group PLC (United Kingdom)                                             26,135,549
                                                                                              -------------
                                                                                                105,879,008

Telephone (0.2%)
-----------------------------------------------------------------------------------------------------------
         37,969  Belgacom SA (Belgium) (NON)                                                      1,166,085

Water Utilities (0.7%)
-----------------------------------------------------------------------------------------------------------
        180,937  Aqua America, Inc. (S)                                                           3,519,225
                                                                                              -------------
                 Total Common stocks  (cost $409,566,088)                                      $469,078,414

Corporate bonds and notes (7.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Cable Television (--%)
-----------------------------------------------------------------------------------------------------------
       $120,000  Rogers Cable Inc. sec. notes 6 1/4s,
                 2013 (Canada)                                                                     $115,601

Electric Utilities (3.4%)
-----------------------------------------------------------------------------------------------------------
        810,000  AEP Texas Central Co. sr. notes Ser. D,
                 5 1/2s, 2013                                                                       818,992
        170,000  Appalachian Power Co. notes 3.6s, 2008                                             166,397
        510,000  Arizona Public Services Co. notes 6
                 1/2s, 2012                                                                         549,199
         50,000  CenterPoint Energy Houston Electric LLC
                 general ref. mtge. Ser. M2, 5 3/4s, 2014                                            51,706
         95,000  Cleveland Electric Illuminating Co.
                 (The) sec. notes Ser. D, 7.43s, 2009                                               106,382
        430,000  Connecticut Light & Power Co. 1st mtge.
                 Ser. D, 7 7/8s, 2024                                                               526,108
        585,000  Consumers Energy Co. 1st mtge. Ser. B, 5
                 3/8s, 2013                                                                         582,103
         50,000  Dayton Power & Light Co. (The) 144A 1st
                 mtge. 5 1/8s, 2013                                                                  48,387
        180,000  Detroit Edison Co. sec. notes 5.2s, 2012                                           180,271
      1,155,000  Dominion Resources, Inc. sr. notes 8
                 1/8s, 2010                                                                       1,344,927
        650,000  Duke Capital Corp. sr. notes Ser. A, 6
                 1/4s, 2005                                                                         670,870
        275,000  Duquesne Light Co. 1st mtge. Ser. O,
                 6.7s, 2012                                                                         301,256
        525,000  Entergy Arkansas Inc. 1st mtge. 5.4s,
                 2018                                                                               503,829
        860,000  Exelon Generation Co., LLC sr. notes
                 6.95s, 2011                                                                        949,736
        660,000  FirstEnergy Corp. notes Ser. B, 6.45s,
                 2011                                                                               698,104
        645,000  Florida Power & Light Co. 1st mtge.
                 5.95s, 2033                                                                        647,165
        320,000  Florida Power & Light Co. 1st mtge. 5
                 5/8s, 2034                                                                         306,636
        465,000  Florida Power Corp. 1st mtge. 5.9s, 2033                                           449,116
        155,000  Indianapolis Power & Light 144A 1st
                 mtge. 6.3s, 2013                                                                   161,131
        100,000  Kansas Gas & Electric 1st mtge. 6.2s,
                 2006                                                                               103,001
        975,000  Mission Energy Holding Co. sec. notes 13
                 1/2s, 2008                                                                       1,209,000
        195,000  Monongahela Power Co. 1st mtge. 5s, 2006                                           199,328
        105,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                117,075
        140,000  New York State Electric & Gas Corp.
                 bonds 5 3/4s, 2023                                                                 132,962
        740,000  Niagara Mohawk Power Corp. sr. notes
                 Ser. G, 7 3/4s, 2008                                                               834,973
         10,000  NiSource Finance Corp. company guaranty
                 7 7/8s, 2010                                                                        11,582
        390,000  Oncor Electric Delivery Co. sec. notes 7
                 1/4s, 2033                                                                         439,562
        355,000  Oncor Electric Delivery Co. sec. notes 6
                 3/8s, 2012                                                                         383,948
        105,000  Pacific Gas & Electric Co. 1st mtge.
                 6.05s, 2034                                                                        100,998
        845,000  Pacific Gas & Electric Co. 1st mtge.
                 4.8s, 2014                                                                         809,980
         70,000  PacifiCorp Sinking Fund 1st mtge. 5.45s,
                 2013                                                                                71,631
         55,000  Panhandle Eastern Pipe Line sr. notes
                 4.8s, 2008                                                                          55,117
        470,000  Pepco Holdings, Inc. notes 5 1/2s, 2007                                            486,452
        135,000  Potomac Edison Co. 1st mtge. 8s, 2024                                              135,825
        193,977  Power Receivable Finance LLC 144A sr.
                 notes 6.29s, 2012                                                                  198,537
         75,000  Powergen U.S. Funding, LLC company
                 guaranty 4 1/2s, 2004                                                               75,379
         10,000  PP&L Capital Funding, Inc. company
                 guaranty Ser. D, 8 3/8s, 2007                                                       11,170
        655,000  Progress Energy, Inc. sr. notes 6.05s,
                 2007                                                                               691,607
        510,000  PSEG Power, LLC company guaranty 6.95s,
                 2012                                                                               557,951
         50,000  Public Service Company of New Mexico sr.
                 notes 4.4s, 2008                                                                    49,922
        240,000  Public Service Electric & Gas Co. 1st
                 mtge. FRN 6 3/8s, 2008                                                             258,045
        248,000  Public Services Co. of Colorado sr.
                 notes Ser. A, 6 7/8s, 2009                                                         275,119
        150,000  Rochester Gas & Electric notes 6 3/8s,
                 2033                                                                               153,374
         55,000  Southern California Edison Co. 1st mtge.
                 6s, 2034                                                                            53,918
        120,000  Southern California Edison Co. 1st mtge.
                 5s, 2014                                                                           118,522
        275,000  Southern Power Co. sr. notes Ser. D, 4
                 7/8s, 2015                                                                         258,066
        260,000  Tampa Electric Co. notes 6 7/8s, 2012                                              284,705
        225,000  Western Resources, Inc. 1st mtge. 7
                 7/8s, 2007                                                                         247,985
        195,000  Wisconsin Electric Power notes 4 1/2s,
                 2013                                                                               187,777
                                                                                              -------------
                                                                                                 17,575,826

Natural Gas Utilities (0.2%)
-----------------------------------------------------------------------------------------------------------
         95,000  CenterPoint Energy Resources Corp. debs.
                 8.9s, 2006                                                                         106,520
        120,000  CenterPoint Energy Resources Corp. notes
                 7 3/4s, 2011                                                                       136,787
        170,000  Duke Energy Field Services, LLC notes 7
                 7/8s, 2010                                                                         195,793
        260,000  National Fuel Gas Co. notes 5 1/4s, 2013                                           258,499
        240,000  Texas Eastern Transmission LP sr. notes
                 7s, 2032                                                                           259,941
                                                                                              -------------
                                                                                                    957,540

Oil & Gas (0.2%)
-----------------------------------------------------------------------------------------------------------
        240,000  Canadian Natural Resources, Ltd. sr.
                 notes 5.45s, 2012 (Canada)                                                         245,393
         15,000  Kerr-McGee Corp. company guaranty 6
                 7/8s, 2011                                                                          16,295
        430,000  MidAmerican Energy Holdings Co. sr.
                 notes 4 5/8s, 2007                                                                 436,211
         90,000  Motiva Enterprises, LLC 144A sr. notes
                 5.2s, 2012                                                                          90,417
                                                                                              -------------
                                                                                                    788,316

Regional Bells (0.5%)
-----------------------------------------------------------------------------------------------------------
        250,000  Ameritech Capital Funding company
                 guaranty 6 1/4s, 2009                                                              267,444
        390,000  Bellsouth Capital Funding notes 7 3/4s,
                 2010                                                                               446,884
         25,000  Michigan Bell Telephone Co. debs. 7.85s,
                 2022                                                                                28,704
        815,000  Verizon Global Funding Corp. notes 7
                 1/4s, 2010                                                                         917,728
        835,000  Verizon New England Inc. sr. notes 6
                 1/2s, 2011                                                                         900,037
                                                                                              -------------
                                                                                                  2,560,797

Telecommunications (2.8%)
-----------------------------------------------------------------------------------------------------------
        160,000  AT&T Wireless Services, Inc. sr. notes 8
                 3/4s, 2031                                                                         199,154
      1,740,000  AT&T Wireless Services, Inc. sr. notes 7
                 7/8s, 2011                                                                       1,999,855
        840,000  British Telecommunications PLC notes 8
                 3/8s, 2010 (United Kingdom)                                                        990,780
        450,000  Cingular Wireless, LLC sr. notes 5 5/8s,
                 2006                                                                               471,201
        410,000  Deutsche Telekom International Finance
                 BV bonds 8 1/2s, 2010 (Netherlands)                                                483,577
      1,625,000  Deutsche Telekom International Finance
                 BV company guaranty 8 3/4s, 2030
                 (Netherlands)                                                                    2,012,091
        195,000  Deutsche Telekom International Finance
                 BV notes 5 1/4s, 2013 (Netherlands)                                                193,129
        490,000  France Telecom notes 9 1/2s, 2031
                 (France)                                                                           623,888
        995,000  France Telecom notes 7 3/4s, 2011
                 (France)                                                                         1,160,934
        105,000  Koninklijke (Royal) KPN NV sr. unsub.
                 notes 8 3/8s, 2030 (Netherlands)                                                   129,204
        380,000  Koninklijke (Royal) KPN NV sr. unsub.
                 notes 8s, 2010 (Netherlands)                                                       442,022
      1,805,000  Sprint Capital Corp. company guaranty 7
                 5/8s, 2011                                                                       2,026,995
        720,000  Sprint Capital Corp. company guaranty 6
                 7/8s, 2028                                                                         716,531
        425,000  Sprint Capital Corp. company guaranty 6
                 1/8s, 2008                                                                         450,209
         45,000  Sprint Capital Corp. notes 8 3/8s, 2012                                             52,724
        150,000  Telecom Italia Capital 144A company
                 guaranty 6 3/8s, 2033 (Luxembourg)                                                 147,636
         70,000  Telecom Italia Capital 144A company
                 guaranty 5 1/4s, 2013 (Luxembourg)                                                  68,643
        230,000  Telecom Italia Capital 144A company
                 guaranty 4s, 2008 (Luxembourg)                                                     227,307
        105,000  United States Cellular Corp. notes 6.7s,
                 2033                                                                               100,645
        570,000  Verizon Wireless, Inc. notes 5 3/8s,
                 2006                                                                               597,370
         75,000  Vodafone Group PLC notes 7 7/8s, 2030
                 (United Kingdom)                                                                    90,063
      1,085,000  Vodafone Group PLC notes 7 3/4s, 2010
                 (United Kingdom)                                                                 1,251,231
                                                                                              -------------
                                                                                                 14,435,189

Telephone (0.7%)
-----------------------------------------------------------------------------------------------------------
      2,305,000  New England Telephone & Telegraph Co.
                 debs. 7 7/8s, 2029                                                               2,677,912
        950,000  Telefonica Europe BV company guaranty 7
                 3/4s, 2010 (Netherlands)                                                         1,097,662
                                                                                              -------------
                                                                                                  3,775,574
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $38,893,428)                            $40,208,843

Warrants  (0.1%) (a) (NON) (cost $707,972)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                          Expiration date           Value
-----------------------------------------------------------------------------------------------------------
          5,011  SK Telecom 144A                                                  7/15/2005        $681,565

Short-term investments (11.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $52,149,122  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.28% to 1.52% and
                 due dates ranging from August 2, 2004 to
                 August 23, 2004 (d)                                                            $52,130,390
      8,818,759  Putnam Prime Money Market Fund (e)                                               8,818,759
                                                                                              -------------
                 Total Short-term investments (cost $60,949,149)                                $60,949,149
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $510,116,637) (b)                                     $570,917,971
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to buy at July 31, 2004 (Unaudited)
(aggregate face value $8,387,033)
                                                                               Unrealized
                                                    Aggregate     Delivery   appreciation/
                                         Value     face value         date  (depreciation)
-----------------------------------------------------------------------------------------
Australian Dollar                     $185,342       $185,209      9/15/04           $133
Danish Krone                           316,041        320,611      9/15/04         (4,570)
Hong Kong Dollar                     2,347,250      2,349,765      9/15/04         (2,515)
Japanese Yen                         1,433,664      1,422,638      9/15/04         11,026
Norwegian Krone                        614,119        644,128      9/15/04        (30,009)
Swedish Krona                        2,000,324      2,060,213      9/15/04        (59,889)
Swiss Franc                          1,398,767      1,404,469      9/15/04         (5,702)
-----------------------------------------------------------------------------------------
                                                                                 $(91,526)
-----------------------------------------------------------------------------------------


Forward currency contracts to sell at July 31, 2004 (Unaudited)
(aggregate face value $19,214,240)
                                                                               Unrealized
                                                    Aggregate     Delivery   appreciation/
                                         Value     face value         date  (depreciation)
-----------------------------------------------------------------------------------------
British Pound                         $981,749     $1,004,376      9/15/04        $22,627
Canadian Dollar                      3,896,144      3,802,062      9/15/04        (94,082)
Euro                                12,436,231     12,493,734      9/15/04         57,503
Mexican Peso                            25,545         25,004      9/15/04           (541)
New Zealand Dollar                   1,908,918      1,889,064      9/15/04        (19,854)
-----------------------------------------------------------------------------------------
                                                                                 $(34,347)
-----------------------------------------------------------------------------------------


Futures contracts outstanding at July 31, 2004 (Unaudited)
                                                                               Unrealized
                                                     Aggregate   Expiration  appreciation/
                                          Value     face value         date (depreciation)
-----------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)            $2,597,250     $2,505,889       Sep-04       $91,361
U.S. Treasury Note 5 yr (Short)       4,161,000      4,117,479       Sep-04       (43,521)
-----------------------------------------------------------------------------------------
                                                                                  $47,840
-----------------------------------------------------------------------------------------


Credit default contracts outstanding at July 31, 2004 (Unaudited)
(premiums received $1,946)
                                                                    Notional
                                                                      amount        Value
-----------------------------------------------------------------------------------------
Agreement with Merrill Lynch
International effective July 01, 2004,
maturing on July 1, 2007, to receive a
premium equal to 1.4413% times the
notional amount.  Upon a credit default
event of Consolidated Natural Gas,
6.625%, December 12, 2008, the fund
makes a payment of the proportional
notional amount times the difference
between the par value and the
then-market value of  Consolidated
Natural Gas, 6.625%, December 12, 2008.                          $135,000          $1,899
-----------------------------------------------------------------------------------------


    NOTES

  (a) Percentages indicated are based on net assets of $518,313,483.

  (b) The aggregate identified cost on a tax basis is $515,123,631, resulting in gross unrealized appreciation and depreciation of $72,719,419 and $16,925,079, respectively, or net unrealized appreciation of $55,794,340.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2004.

  (S) Securities on loan, in part or in entirety, at July 31, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At July 31, 2004, the value of securities loaned amounted to $49,585,188. The fund received cash collateral of $52,130,390 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $23,724 for the period ended July, 31, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates at July 31, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual Investor Website at www.putnaminvestments.com.


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004